LVIP American Century Large Company Value Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.83%
Aerospace & Defense–1.57%
RTX Corp.	18,213	$2,412,494
		2,412,494
Air Freight & Logistics–1.68%
United Parcel Service, Inc. Class B	23,477	2,582,235
		2,582,235
Automobile Components–0.58%
†Aptiv PLC	14,944	889,168
		889,168
Banks–7.70%
JPMorgan Chase & Co.	22,423	5,500,362
Truist Financial Corp.	77,989	3,209,247
U.S. Bancorp	73,836	3,117,356
		11,826,965
Beverages–2.57%
Heineken Holding NV	29,016	2,099,994
Pernod Ricard SA	18,689	1,846,335
		3,946,329
Building Products–0.78%
A.O. Smith Corp.	18,408	1,203,147
		1,203,147
Capital Markets–6.76%
Bank of New York Mellon Corp.	26,337	2,208,884
Blackrock, Inc.	3,300	3,123,384
Charles Schwab Corp.	44,574	3,489,253
Northern Trust Corp.	15,785	1,557,190
		10,378,711
Chemicals–1.16%
Akzo Nobel NV	12,284	756,519
PPG Industries, Inc.	9,441	1,032,373
		1,788,892
Communications Equipment–3.04%
Cisco Systems, Inc.	49,447	3,051,374
†F5, Inc.	6,055	1,612,265
		4,663,639
Construction Materials–1.27%
CRH PLC	11,056	972,596
Martin Marietta Materials, Inc.	2,043	976,820
		1,949,416
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.09%
†Dollar Tree, Inc.	11,186	$839,733
Koninklijke Ahold Delhaize NV	22,544	842,132
		1,681,865
Containers & Packaging–1.55%
Graphic Packaging Holding Co.	91,747	2,381,752
		2,381,752
Diversified Telecommunication Services–1.72%
Verizon Communications, Inc.	58,165	2,638,364
		2,638,364
Electric Utilities–4.98%
Duke Energy Corp.	24,613	3,002,048
Eversource Energy	24,604	1,528,154
Xcel Energy, Inc.	43,987	3,113,840
		7,644,042
Electrical Equipment–1.59%
Emerson Electric Co.	8,101	888,194
nVent Electric PLC	29,783	1,561,225
		2,449,419
Electronic Equipment, Instruments & Components–0.97%
TE Connectivity PLC	10,554	1,491,491
		1,491,491
Energy Equipment & Services–0.82%
Baker Hughes Co.	28,733	1,262,815
		1,262,815
Entertainment–1.06%
Walt Disney Co.	16,497	1,628,254
		1,628,254
Financial Services–2.12%
†Berkshire Hathaway, Inc. Class B	6,100	3,248,738
		3,248,738
Food Products–3.08%
Conagra Brands, Inc.	41,388	1,103,818
General Mills, Inc.	25,504	1,524,884
Mondelez International, Inc. Class A	30,946	2,099,686
		4,728,388
Ground Transportation–2.44%
Norfolk Southern Corp.	15,804	3,743,178
		3,743,178
Health Care Equipment & Supplies–7.89%
Becton Dickinson & Co.	13,133	3,008,245
LVIP American Century Large Company Value Fund–1

LVIP American Century Large Company Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Medtronic PLC	49,427	$4,441,510
Zimmer Biomet Holdings, Inc.	41,196	4,662,564
		12,112,319
Health Care Providers & Services–4.73%
†Centene Corp.	16,859	1,023,510
CVS Health Corp.	18,330	1,241,857
†Henry Schein, Inc.	30,893	2,115,862
Quest Diagnostics, Inc.	5,550	939,060
UnitedHealth Group, Inc.	2,221	1,163,249
Universal Health Services, Inc. Class B	4,179	785,234
		7,268,772
Household Durables–0.86%
†Mohawk Industries, Inc.	11,535	1,317,066
		1,317,066
Household Products–1.59%
Kimberly-Clark Corp.	9,193	1,307,429
Reckitt Benckiser Group PLC	16,858	1,139,945
		2,447,374
Industrial Conglomerates–0.66%
Siemens AG	4,402	1,016,625
		1,016,625
Insurance–4.15%
Allstate Corp.	9,607	1,989,322
Chubb Ltd.	2,862	864,295
MetLife, Inc.	11,357	911,854
Willis Towers Watson PLC	7,740	2,615,733
		6,381,204
IT Services–1.83%
Amdocs Ltd.	20,610	1,885,815
Cognizant Technology Solutions Corp. Class A	12,102	925,803
		2,811,618
Life Sciences Tools & Services–1.45%
†IQVIA Holdings, Inc.	12,608	2,222,790
		2,222,790
Machinery–1.74%
Dover Corp.	6,357	1,116,798
Oshkosh Corp.	16,460	1,548,557
		2,665,355
Metals & Mining–0.53%
Reliance, Inc.	2,823	815,141
		815,141
Oil, Gas & Consumable Fuels–6.84%
Chevron Corp.	4,625	773,716
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc.	41,254	$1,192,241
Enterprise Products Partners LP	68,433	2,336,303
Exxon Mobil Corp.	31,820	3,784,352
Shell PLC	46,154	1,680,019
TotalEnergies SE ADR	11,460	741,347
		10,507,978
Passenger Airlines–0.49%
Southwest Airlines Co.	22,576	758,102
		758,102
Personal Care Products–4.35%
Estee Lauder Cos., Inc. Class A	35,475	2,341,350
Kenvue, Inc.	84,063	2,015,831
Unilever PLC ADR	39,003	2,322,628
		6,679,809
Pharmaceuticals–5.50%
Johnson & Johnson	34,670	5,749,673
Merck & Co., Inc.	17,781	1,596,022
Roche Holding AG	3,328	1,095,337
		8,441,032
Residential REITs–1.27%
Equity Residential	27,255	1,950,913
		1,950,913
Retail REITs–0.52%
Realty Income Corp.	13,812	801,234
		801,234
Semiconductors & Semiconductor Equipment–2.56%
Analog Devices, Inc.	9,563	1,928,570
†ON Semiconductor Corp.	24,388	992,348
QUALCOMM, Inc.	6,554	1,006,760
		3,927,678
Specialized REITs–1.31%
American Tower Corp.	9,243	2,011,277
		2,011,277
Trading Companies & Distributors–1.03%
MSC Industrial Direct Co., Inc. Class A	20,271	1,574,449
		1,574,449
Total Common Stock (Cost $129,448,319)		150,250,038

LVIP American Century Large Company Value Fund–2

LVIP American Century Large Company Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.99%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	3,050,130	$3,050,130
Total Money Market Fund (Cost $3,050,130)		3,050,130

TOTAL INVESTMENTS–99.82% (Cost $132,498,449)	$153,300,168
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	278,318
NET ASSETS APPLICABLE TO 7,724,814 SHARES OUTSTANDING–100.00%	$153,578,486

†Non-income producing.

The following foreign currency exchange contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CHF	(450,103)	USD	516,090	6/27/25	$2,016	$—
BOA	CHF	27,722	USD	(31,756)	6/27/25	—	(94)
BOA	EUR	(1,493,908)	USD	1,625,521	6/27/25	2,136	—
CITI	GBP	(1,655,463)	USD	2,141,663	6/27/25	3,383	—
GSI	EUR	(1,493,908)	USD	1,625,671	6/27/25	2,286	—
GSI	EUR	159,014	USD	(172,794)	6/27/25	2	—
GSI	GBP	(1,655,463)	USD	2,141,509	6/27/25	3,229	—
MSC	EUR	(1,493,908)	USD	1,625,457	6/27/25	2,071	—
UBS	CHF	(450,103)	USD	516,049	6/27/25	1,974	—
UBS	CHF	39,685	USD	(45,517)	6/27/25	—	(191)
UBS	EUR	(1,493,908)	USD	1,625,066	6/27/25	1,680	—
Total Foreign Currency Exchange Contracts						$18,777	$(285)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Large Company Value Fund–3